Related Party Transactions - Schedule of Transactions with a Related Party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
An Affiliated Company | Purchases of Storage and Transportation Service
Related Party Transaction [Line Items]
Transactions with related parties		¥ 13,843	¥ 15,183
An Affiliated Company | Purchases of Inventories and Services
Related Party Transaction [Line Items]
Transactions with related parties	¥ 137,476	¥ 24,472
Chief Executive Officer | Sales Of Inventories
Related Party Transaction [Line Items]
Transactions with related parties	¥ 11,384